OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Geographic information (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of operating segments [line items]
External revenue	$ 4,203.3	$ 3,371.3
Non-current assets other than financial instruments, deferred tax assets and employee benefits assets	7,870.4	7,166.3
Canada
Disclosure of operating segments [line items]
External revenue	372.0	366.8
Non-current assets other than financial instruments, deferred tax assets and employee benefits assets	1,641.2	1,570.8
United States
Disclosure of operating segments [line items]
External revenue	2,184.7	1,682.5
Non-current assets other than financial instruments, deferred tax assets and employee benefits assets	4,049.8	3,554.2
United Kingdom
Disclosure of operating segments [line items]
External revenue	264.2	208.5
Non-current assets other than financial instruments, deferred tax assets and employee benefits assets	383.9	370.4
Rest of Americas
Disclosure of operating segments [line items]
External revenue	89.6	78.4
Non-current assets other than financial instruments, deferred tax assets and employee benefits assets	180.8	177.0
Europe
Disclosure of operating segments [line items]
External revenue	574.0	473.4
Non-current assets other than financial instruments, deferred tax assets and employee benefits assets	982.4	916.3
Asia
Disclosure of operating segments [line items]
External revenue	627.0	472.2
Non-current assets other than financial instruments, deferred tax assets and employee benefits assets	519.8	498.1
Oceania and Africa
Disclosure of operating segments [line items]
External revenue	91.8	89.5
Non-current assets other than financial instruments, deferred tax assets and employee benefits assets	$ 112.5	$ 79.5